Net Loss Per Common Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Net Loss Per Common Share [Abstract]
Reconciliation of the numerator and denominator used in computing basic and diluted net loss per common share
Three Months Ended			Six Months Ended
	June 30,		June 30,
	2013	2012	2013	2012

Numerator:
Net loss	$(1,472,413)	$(1,034,223)	$(1,627,483)	$(4,029,860)
Denominator:
Basic shares:
Weighted-average common shares outstanding	38,932,826	38,580,261	38,920,671	38,580,261
Diluted shares:
Weighted-average common shares used to compute basic net loss per common share	38,932,826	38,580,261	38,920,671	38,580,261
Weighted-average common shares used to compute diluted net loss per common share	38,932,826	38,580,261	38,920,671	38,580,261

Net loss per common share:
Basic	$(0.04)	$(0.03)	$(0.04)	$(0.10)
Diluted	$(0.04)	$(0.03)	$(0.04)	$(0.10)

	Year Ended
	December 31,
	2012	2011
Numerator:
Net loss	$(4,030,641)	$(1,593,173)
Denominator:
Basic shares:
Weighted-average common shares outstanding	38,611,758	37,619,208
Diluted shares:
Weighted-average shares used to compute basic net loss per share	38,611,758	37,619,208
Add: Weighted average shares assumed to be issued upon conversion of convertible notes as of the date of issuance	-	-
Warrants and options as of beginning of period	-	-
Weighted-average shares used to compute diluted net loss per share	38,611,758	37,619,208

Net loss per share:
Basic	$(0.10)	$(0.04)
Diluted	$(0.10)	$(0.04)